Accounts Receivable and Others (Tables)	12 Months Ended
Jun. 30, 2024
Accounts Receivable and Others [Abstract]
Schedule of Accounts Receivable and Others
	Note	2024	2023
Trade accounts receivable	8.1	356,583	385,958
Recoverable taxes	8.2	19,385	23,054
Advances to suppliers		35,972	19,411
Other receivables		3,057	1,612
Total current		414,997	430,035

Trade accounts receivable	8.1	520,758	442,867
Recoverable taxes	8.2	60,310	43,208
Judicial deposits	28	7,399	727
Total noncurrent		588,467	486,802

Schedule of Trade Accounts Receivable	8.1 Trade accounts receivable
	2024	2023
Sale of sugarcane	43,953	35,732
Sale of grains and cottons	41,587	74,220
Sale of cotton	2,534	-
Sale of beef cattle	1,196	1,761
Leases of land	15,075	8,832
Sale of machinery	6,942	2,425
Sale of farms	249,327	266,601
	360,614	389,571

Allowance for expected credit losses	(4,031)	(3,613)

Total current	356,583	385,958

Sale of farms	520,758	442,867

Total noncurrent	520,758	442,867

Schedule of Changes in Accounts Receivable	a) Changes in accounts receivable from grain, cottons and soybean customers
	Grains	Cottons	Cattle	Sugarcane
Balance on June 30, 2022	127,875	-	491	43,297
Sales in year	593,787	39,600	26,262	247,260
Received	(647,616)	(39,600)	(24,992)	(254,825)
Reversal of expected losses	174	-	-	-
Balance on June 30, 2023	74,220	-	1,761	35,732
Sales in year	420,072	79,800	31,362	239,313
Received	(452,705)	(77,266)	(31,927)	(231,092)
Balance on June 30, 2024	41,587	2,534	1,196	43,953

Schedule of Allowance for Expected Credit Losses	b) Changes in the allowance for expected credit losses:
At June 30, 2022	1,778
Set-up of provision	2,177
Exchange variation	(245)
Write-off or reversal	(97)
At June 30, 2023	3,613
Set-up of provision	65
Exchange variation	418
Write-off or reversal	(65)
At June 30, 2024	4,031

Schedule of Breakdown of Receivable by Maturity	c) Breakdown of receivable by maturity
	2024	2023
Falling due:
Up to 30 days	90,294	69,851
31 to 90 days	22,629	159,683
91 to 180 days	94,639	31,759
181 to 360 days	148,093	124,082
Over 360 days	520,758	442,867
Past due:
Up to 30 days	242	13
31 to 90 days	558	570
91 to 180 days	128	-
Over 360 days	4,031	3,613
	881,372	832,438

Schedule of Receivables From Sale of Farms	Details in relation to receivables from the sale of farms are as follows:
	As of 2023	Sales	Receipts	Fair value adjustment	Exchange variation	As of 2024	Current	Non-current
Araucária V	10,419	-	(9,937)	(482)	-	-	-	-
Araucária VI	4,928	-	-	610	-	5,538	2,705	2,833
Araucária VII	310,723	-	(147,806)	14,632	-	177,549	48,447	129,102
Jatobá II	53,409	-	-	7,879	-	61,288	30,949	30,339
Jatobá III	20,348	1,063	(1,502)	3,900	-	23,809	12,026	11,783
Jatobá IV	7,187	413	(4,805)	997	-	3,792	3,792	-
Jatobá V	17,986	773	(836)	2,761	-	20,684	14,163	6,521
Jatobá VI	19,713	1,061	(664)	2,467	-	22,577	11,900	10,677
Jatobá VII	86,341	1,855	(18,667)	10,207	-	79,736	15,371	64,365
Alto Taquari III	5,159	-	(3,252)	405	-	2,312	2,312	-
Alto Taquari IV	100,769	-	(53,811)	10,806	-	57,764	38,572	19,192
Chaparral I	-	289,360	(53,533)	19,158	-	254,985	34,041	220,944
Fon Fon	490	-	-	-	74	564	564	-
San Cayetano	294	-	-	-	(126)	168	168	-
Rio do Meio I	59,467	-	(10,251)	7,410	-	56,626	32,938	23,688
Rio do Meio II	8,813	-	(11,206)	2,393	-	-	-	-
Marangatú	3,422	-	(1,088)	-	359	2,693	1,379	1,314
	709,468	294,525	(317,358)	83,143	307	770,085	249,327	520,758
	As of 2022	Sales	Receipts	Fair value adjustment	Exchange variation	As of 2023	Current	Non-current
Araucária V	27,917	-	(14,713)	(2,785)	-	10,419	10,419	-
Araucária VI	-	6,315	(1,599)	212	-	4,928	1,190	3,738
Araucária VII	-	307,030	-	3,693	-	310,723	151,859	158,864
Jatobá II	147,852	-	(86,324)	(8,119)	-	53,409	-	53,409
Jatobá III	56,332	-	(32,215)	(3,769)	-	20,348	-	20,348
Jatobá IV	14,243	-	(5,488)	(1,568)	-	7,187	3,913	3,274
Jatobá V	40,597	-	(19,322)	(3,289)	-	17,986	6,103	11,883
Jatobá VI	39,439	-	(16,104)	(3,622)	-	19,713	-	19,713
Jatobá VII	-	89,284	(4,885)	1,942	-	86,341	16,927	69,414
Alto Taquari II	2,174	-	(2,129)	(45)	-	-	-	-
Alto Taquari III	10,735	-	(4,340)	(1,236)	-	5,159	3,136	2,023
Alto Taquari IV	137,261	-	(20,871)	(15,621)	-	100,769	49,730	51,039
Bananal IX	6,269	-	(6,551)	282	-	-	-	-
Fon Fon	536	-	-	-	(46)	490	490	-
San Cayetano	322	-	-	-	(28)	294	294	-
Rio do Meio I	73,619	1,481	(2,511)	(13,122)	-	59,467	21,345	38,122
Rio do Meio II	-	33,534	(29,222)	4,501	-	8,813	-	8,813
Marangatú	-	7,786	(3,886)	(258)	(220)	3,422	1,195	2,227
Total	557,296	445,430	(250,160)	(42,804)	(294)	709,468	266,601	442,867

Schedule of Recoverable Taxes	8.2 Recoverable taxes
	2024	2023
Withholding income tax (IRRF) on financial investments to be offset	10,427	14,702
Income tax losses and social contribution carryforwards	-	624
Other recoverable taxes and contributions	-	139
Tax on value added - IVA – (Paraguay/Bolivia)	8,786	7,318
Other recoverable taxes	115	271
IRPJ/CSLL Estimative	57	-
Total current	19,385	23,054

ICMS recoverable	12,263	8,943
Non-cumulative PIS and COFINS to be offset	30,124	19,860
IRRF on financial investments to be offset	1,359	380
INSS recoverable	46	26
Tax on value added - IVA – (Paraguay/Bolivia)	16,518	13,999
Total noncurrent	60,310	43,208